SIGNIFICANT ACCOUNTING POLICIES - Significant Risks and Uncertainties (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Sep. 30, 2024 HKD ($)
SIGNIFICANT ACCOUNTING POLICIES
Stock-pledged loans, Gross	$ 49,799,748		$ 32,593,304
Increase in basis points	1.00%
Pre-tax income	$ 290,900	$ 37.4
Crypto liabilities	0
Cumulative-effect period adjustment
SIGNIFICANT ACCOUNTING POLICIES
Crypto assets				$ 220,100
Crypto liabilities				$ 220,100
Other advances
SIGNIFICANT ACCOUNTING POLICIES
Stock-pledged loans, Gross	1,966,383		1,971,848
Other advances | Asset Pledged as Collateral
SIGNIFICANT ACCOUNTING POLICIES
Stock-pledged loans, Gross	$ 1,907,250		$ 1,912,570
Credit Concentration Risk | Notes Receivable | Borrower of the group
SIGNIFICANT ACCOUNTING POLICIES
Percentage of stock-pledged loans	95.91%	95.91%	95.92%
China, Yuan Renminbi
SIGNIFICANT ACCOUNTING POLICIES
Net liabilities	$ 6,586,900		$ 3,711,100
Estimated depreciation of renminbi against the U.S. dollar (as a percent)	10.00%		10.00%
Increase in pre tax income	$ 658,700		$ 371,100
Estimated appreciation of renminbi against the U.S. dollar (as a percent)	10.00%		10.00%
Decrease in pre tax income	$ 658,700		$ 371,100